EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXPENSES BY NATURE
Depreciation and amortisation	R$ (1,891,814)	R$ (2,092,551)	R$ (2,535,955)
Labor expenses	(5,724,352)	(5,514,721)	(6,508,834)
Raw material and consumption material	(29,623,418)	(23,423,950)	(22,863,693)
Freight	(2,770,516)	(2,281,773)	(2,279,459)
Impairment of assets		(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net		929,711
Other expenses/income, net	(1,697,786)	(1,563,177)	(2,111,181)
Total Expenses	R$ (42,122,393)	R$ (35,782,950)	R$ (39,275,256)